UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

  The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2017

WESTERN ASSET

SMASh SERIES TF FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series TF Fund for the six-month reporting period ended August 31, 2017.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 29, 2017

II	Western Asset SMASh Series TF Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of August 31, 2017 and February 28, 2017. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset SMASh Series TF Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2017 and held for the six months ended August 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
4.45%	$1,000.00	$1,044.50	0.00%	$0.00	5.00%	$1,000.00	$1,025.21	0.00%	$0.00

[1]	For the six months ended August 31, 2017.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

2	Western Asset SMASh Series TF Fund 2017 Semi-Annual Report

Spread duration (unaudited)

Economic exposure — August 31, 2017

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Municipal Bond Index
WA SMASh TF	— Western Asset SMASh Series TF Fund

Western Asset SMASh Series TF Fund 2017 Semi-Annual Report	3

Effective duration (unaudited)

Interest rate exposure — August 31, 2017

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Municipal Bond Index
WA SMASh TF	— Western Asset SMASh Series TF Fund

4	Western Asset SMASh Series TF Fund 2017 Semi-Annual Report

Schedule of investments (unaudited)

August 31, 2017

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 83.7%
Alabama — 3.0%
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	$60,000	$68,690
Subordinated Lien Warrants	6.000%	10/1/42	105,000	123,877
Total Alabama				192,567
Arizona — 2.9%
Arizona State IDA, Education Revenue:
SD Cred Program, Academies Math & Science	5.000%	7/1/37	45,000	51,289
SD Cred Program, Academies Math & Science	5.000%	7/1/47	50,000	56,140
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies	5.000%	7/1/36	75,000	81,095
Total Arizona				188,524
California — 11.6%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien	5.000%	10/1/34	50,000	57,931
Second Subordinated Lien	5.000%	10/1/36	50,000	57,588
California State Health Facilities Financing Authority Revenue:
Kaiser Permanente	4.000%	11/1/38	25,000	26,789
Memorial Health Services	5.000%	10/1/33	115,000	131,373
California State Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co.	1.750%	6/1/22	100,000	101,138	(a)(b)
California State, GO, Various Purpose	4.000%	11/1/36	15,000	16,302	(c)
California Statewide CDA, Student Housing Revenue, University of CA, Irvine Campus Appartments, Phase IV	5.000%	5/15/33	50,000	59,092
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue	5.000%	7/1/47	50,000	59,716
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	35,000	45,311
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	155,000	199,438
Total California				754,678
Colorado — 5.2%
Colorado High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/47	100,000	111,797
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project	5.000%	3/1/43	50,000	58,158
Colorado State Health Facilities Authority Revenue, Evangelical Lutheran Good Samaritan Society Project	5.000%	6/1/47	50,000	55,338	(c)
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	25,000	27,712
University of Colorado Enterprise Revenue	5.000%	6/1/37	60,000	69,001
University of Colorado Enterprise Revenue	5.000%	6/1/37	15,000	17,609	(d)
Total Colorado				339,615

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Delaware — 1.3%
Sustainable Energy Utility Inc., DE, Energy Efficiency Revenue	5.000%	9/15/34	$75,000	$85,405
District of Columbia — 0.2%
District of Columbia Revenue, Ingleside Rock Creek Project	4.125%	7/1/27	10,000	10,163
Florida — 3.7%
Florida State Board of Education, Public Education Capital Outlay Bonds, GO	5.125%	6/1/40	100,000	110,105
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Champions Gate Project	6.000%	6/1/30	25,000	25,014	(e)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue	5.000%	10/1/47	25,000	28,777	(c)(f)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital	5.000%	8/1/42	10,000	11,490
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities	5.000%	8/1/36	5,000	5,593
Volusia County, FL, Educational Facility Authority Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project	5.000%	10/15/42	50,000	57,765
Total Florida				238,744
Illinois — 9.6%
Chicago, IL, GO	5.000%	1/1/25	30,000	33,229
Chicago, IL, GO	5.500%	1/1/34	10,000	10,811
Chicago, IL, GO	6.000%	1/1/38	5,000	5,784
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/46	10,000	11,368
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue	5.250%	12/1/40	100,000	108,303
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/47	35,000	38,499
Chicago, IL, Waterworks Revenue, Second Lien	5.000%	11/1/29	30,000	35,361
Elk Grove Village, IL, GO	5.000%	1/1/36	35,000	40,839
Illinois State Finance Authority Revenue, Southern Illinois Healthcare Enterprises Inc.	5.000%	3/1/31	45,000	51,532	(c)
Illinois State Sales Tax Revenue	5.000%	6/15/23	165,000	191,768
Illinois State, GO	5.000%	2/1/27	25,000	27,982
Illinois State, GO	5.000%	2/1/29	20,000	21,915
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Project, State Appropriations	5.250%	6/15/50	50,000	50,886
Total Illinois				628,277
Indiana — 2.1%
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority Project	5.000%	10/1/41	100,000	114,664
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc. Project, BP PLC (SIFMA Municipal Swap Index Yield + 0.750%)	1.540%	12/2/19	25,000	25,000	(a)(b)(f)
Total Indiana				139,664

See Notes to Financial Statements.

6	Western Asset SMASh Series TF Fund 2017 Semi-Annual Report

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Louisiana — 0.2%
Shreveport, LA, Water & Sewer Revenue, AGM	5.000%	12/1/41	$10,000	$11,684
Massachusetts — 2.8%
Massachusetts State DFA Revenue:
Partners Healthcare System	5.000%	7/1/47	100,000	113,979
Umass Boston Student Housing Project	5.000%	10/1/28	10,000	11,578
Massachusetts State Water Resources Authority Revenue, General	5.000%	8/1/40	50,000	59,132
Total Massachusetts				184,689
Michigan — 0.8%
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison	1.450%	9/1/21	50,000	49,558	(a)(b)
New Jersey — 10.2%
New Brunswick, NJ, Parking Authority Revenue, AGM	5.000%	9/1/21	220,000	250,947	(c)
New Jersey State EDA Revenue, Private Activity — The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	25,000	27,930	(f)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health	5.000%	7/1/38	50,000	58,236
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program	5.000%	6/15/45	100,000	107,172
New Jersey State Turnpike Authority Revenue	5.000%	1/1/35	100,000	116,869
Salem County, NJ, Industrial PCFA Revenue, Philadelphia Electric Co.	2.500%	3/1/19	100,000	100,851	(a)(b)(f)
Total New Jersey				662,005
New Mexico — 0.5%
Farmington, NM, PCR, Public Service Co. Project	2.125%	6/1/22	35,000	35,355	(a)(b)
New York — 12.8%
Hempstead Town, NY, Local Development Corp. Revenue	5.000%	7/1/42	100,000	116,251
Hudson, NY, Yards Infrastructure Corp. Revenue	5.000%	2/15/42	100,000	117,234
Monroe County, NY, Industrial Development Corp. Revenue	5.000%	7/1/36	105,000	117,801
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	70,000	79,163
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	5/1/40	5,000	5,848
New York State Dormitory Authority Revenue, Non-State Supported Debt, New York University	5.000%	7/1/43	50,000	58,868
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center LLC Project	5.000%	11/15/44	100,000	109,061	(e)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/46	50,000	56,760
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/26	80,000	86,493	(f)

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/31	$15,000	$16,097	(f)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	25,000	28,317	(f)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	25,000	27,551	(f)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/25	10,000	11,947	(f)
Total New York				831,391
North Carolina — 1.0%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue	5.000%	7/1/42	5,000	5,585
North Carolina State Turnpike Authority Revenue, Senior Lien	5.000%	1/1/30	50,000	59,056
Total North Carolina				64,641
Oklahoma — 0.1%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.250%	11/1/31	5,000	4,889
Pennsylvania — 0.8%
Allegheny County, PA, IDA Revenue, Environmental Improvement, US Steel Corp.	6.750%	11/1/24	25,000	25,984
State Public School Building Authority PA, Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/31	20,000	23,240
Total Pennsylvania				49,224
South Carolina — 1.2%
Florence County, SC, Hospital Revenue, McLeod Regional Medical Center	5.000%	11/1/37	75,000	80,766
South Dakota — 0.4%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	25,000	28,797	(c)
Tennessee — 3.1%
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	10,000	11,825
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/26	155,000	187,865
Total Tennessee				199,690
Texas — 7.9%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, PSF-GTD	5.000%	12/1/37	20,000	23,521
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, 4-K Housing Inc., Stoney Brook Project	5.000%	7/1/47	20,000	21,492
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, NCCD-College Station Properties LLC	5.000%	7/1/47	50,000	54,164
Southside, TX, ISD, GO, School Building, PSF-GTD	5.000%	8/15/47	100,000	118,213
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project	5.000%	11/15/37	50,000	57,490
Buckner Retirement Services Inc. Project	5.000%	11/15/46	50,000	56,748
Buckner Senior Living Ventana Project	6.625%	11/15/37	10,000	10,993

See Notes to Financial Statements.

8	Western Asset SMASh Series TF Fund 2017 Semi-Annual Report

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	$120,000	$147,540
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/31	20,000	22,112
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	5,000	5,575	(f)
Total Texas				517,848
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	30,000	24,188
Utah — 0.1%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	5,000	5,620
Virginia — 1.8%
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/41	10,000	11,423	(f)
Virginia State Small Business Financing Authority Revenue, Senior Lien, 95 Express Lanes LLC	5.000%	1/1/40	100,000	108,718	(f)
Total Virginia				120,141
Total Investments before Short-Term Investments (Cost — $5,332,917)				5,448,123
Short-Term Investments — 17.6%
Municipal Bonds — 16.1%
Florida — 4.6%
North Broward, FL, Hospital District Revenue, NATL, LOC-Northern Trust Co.	0.790%	12/16/20	300,000	300,000	(g)(h)
Georgia — 2.3%
Municipal Electric Authority of Georgia, LOC-Bank of Tokyo-Mitsubishi UFJ	0.810%	1/1/48	150,000	150,000	(g)(h)
New York — 4.6%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local	0.990%	6/15/32	300,000	300,000	(g)(h)
North Carolina — 3.1%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	0.790%	11/1/34	100,000	100,000	(g)(h)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.790%	2/1/34	100,000	100,000	(g)(h)
Total North Carolina				200,000
Vermont — 1.5%
Vermont State Housing Finance Agency Revenue, Multiple Purpose, AGM, SPA-TD Bank N.A.	0.890%	5/1/37	100,000	100,000	(f)(g)(h)
Total Municipal Bonds (Cost — $1,050,000)				1,050,000

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Time Deposits — 1.5%
State Street Corp. (Cost — $96,000)	0.120%	9/1/17	$96,000	$96,000
Total Short-Term Investments (Cost — $1,146,000)				1,146,000
Total Investments — 101.3% (Cost — $6,478,917)				6,594,123
Liabilities in Excess of Other Assets — (1.3)%				(82,880)
Total Net Assets — 100.0%				$6,511,243

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is purchased on a when-issued basis.

(d)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(g)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
ISD	— Independent School District
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority

See Notes to Financial Statements.

10	Western Asset SMASh Series TF Fund 2017 Semi-Annual Report

Western Asset SMASh Series TF Fund

Abbreviations used in this schedule (cont’d):
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	3.9%
AA/Aa	30.3
A	22.0
BBB/Baa	18.6
BB/Ba	1.6
B/B	0.8
A-1/VMIG 1	15.9
NR***	6.9
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

***	The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2017 Semi-Annual Report	11

Statement of assets and liabilities (unaudited)

August 31, 2017

Assets:
Investments, at value (Cost — $6,478,917)	$6,594,123
Cash	528
Receivable for Fund shares sold	312,884
Interest receivable	54,820
Receivable from investment manager	9,265
Prepaid expenses	11,258
Total Assets	6,982,878

Liabilities:
Payable for securities purchased	429,778
Accrued expenses	41,857
Total Liabilities	471,635
Total Net Assets	$6,511,243

Net Assets:
Par value (Note 5)	$6
Paid-in capital in excess of par value	6,395,982
Undistributed net investment income	7,921
Accumulated net realized loss on investments	(7,872)
Net unrealized appreciation on investments	115,206
Total Net Assets	$6,511,243

Shares Outstanding	641,411

Net Asset Value	$10.15

See Notes to Financial Statements.

12	Western Asset SMASh Series TF Fund 2017 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2017

Investment Income:
Interest	$61,605

Expenses:
Audit and tax fees	27,534
Registration fees	11,195
Fund accounting fees	8,879
Shareholder reports	3,932
Custody fees	567
Insurance	114
Trustees’ fees	57
Legal fees	50
Miscellaneous expenses	1,530
Total Expenses	53,858
Less: Fee waivers and/or expense reimbursements (Note 2)	(53,858)
Net Expenses	—
Net Investment Income	61,605

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	1,928
Change in Net Unrealized Appreciation (Depreciation) From Investments	145,305
Net Gain on Investments	147,233
Increase in Net Assets From Operations	$208,838

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2017 Semi-Annual Report	13

Statements of changes in net assets

For the Six Months Ended August 31, 2017 (unaudited) and the Year Ended February 28, 2017	August 31	February 28

Operations:
Net investment income	$61,605	$64,071
Net realized gain (loss)	1,928	(6,635)
Change in net unrealized appreciation (depreciation)	145,305	(39,722)
Increase in Net Assets From Operations	208,838	17,714

Distributions to Shareholders From (Note 1):
Net investment income	(56,394)	(63,964)
Net realized gains	—	(3,165)
Decrease in Net Assets From Distributions to Shareholders	(56,394)	(67,129)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	4,419,841	150,099
Cost of shares repurchased	(325,367)	(100,099)
Increase in Net Assets From Fund Share Transactions	4,094,474	50,000
Increase in Net Assets	4,246,918	585

Net Assets:
Beginning of period	2,264,325	2,263,740
End of period*	$6,511,243	$2,264,325
*Includes undistributed net investment income of:	$7,921	$2,710

See Notes to Financial Statements.

14	Western Asset SMASh Series TF Fund 2017 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	2017[1,2]	2017[1]	2016[1,3]

Net asset value, beginning of period	$9.84	$10.05	$10.00

Income (loss) from operations:
Net investment income	0.13	0.28	0.03
Net realized and unrealized gain (loss)	0.31	(0.20)	0.04
Total income from operations	0.44	0.08	0.07

Less distributions from:
Net investment income	(0.13)	(0.28)	(0.02)
Net realized gains	—	(0.01)	—
Total distributions	(0.13)	(0.29)	(0.02)

Net asset value, end of period	$10.15	$9.84	$10.05
Total return[4]	4.45%	0.83%	0.73%

Net assets, end of period (000s)	$6,511	$2,264	$2,264

Ratios to average net assets:
Gross expenses[5]	2.34%[6]	7.57%	21.80%[6]
Net expenses[7,8]	0.00 [6]	0.00	0.00 [6]
Net investment income	2.67 [6]	2.79	1.85 [6]

Portfolio turnover rate	8%	14%	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2017 (unaudited).

[3]	For the period December 23, 2015 (inception date) to February 29, 2016.

[4]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Gross expenses do not include management fees paid to the manager and subadviser. Management fees are paid directly or indirectly by the separately managed account sponsor.

[6]	Annualized.

[7]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses. This arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2017 Semi-Annual Report	15

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation

16	Western Asset SMASh Series TF Fund 2017 Semi-Annual Report

Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset SMASh Series TF Fund 2017 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$5,448,123	—	$5,448,123
Short-term investments†	—	1,146,000	—	1,146,000
Total investments	—	$6,594,123	—	$6,594,123

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as

18	Western Asset SMASh Series TF Fund 2017 Semi-Annual Report

amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA and the subadviser do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and the Fund’s investment manager and subadviser will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

During the six months ended August 31, 2017, fees waived and/or expenses reimbursed amounted to $53,858.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from

Western Asset SMASh Series TF Fund 2017 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2017, such purchase and sale transactions (excluding accrued interest) were $500,000 and $0, respectively.

3. Investments

During the six months ended August 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$3,517,636
Sales	296,218

At August 31, 2017, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$6,478,917	$118,896	$(3,690)	$115,206

4. Derivative instruments and hedging activities

During the six months ended August 31, 2017, the Fund did not invest in derivative instruments.

5. Shares of beneficial interest

At August 31, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2017	Year Ended February 28, 2017
Shares sold	443,794	14,745
Shares repurchased	(32,427)	(9,852)
Net increase	411,367	4,893

6. Deferred capital losses

As of February 28, 2017, the Fund had deferred capital losses of $9,800, which have no expiration date, that will be available to offset future taxable capital gains.

7. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend

20	Western Asset SMASh Series TF Fund 2017 Semi-Annual Report

Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Fund has adopted the amendments to Regulation S-X and, upon evaluation, has concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

Western Asset SMASh Series TF Fund 2017 Semi-Annual Report	21

Additional information (unaudited)

Change in Independent Registered Public Accounting Firm

On August 14, 2017, KPMG LLP (“KPMG”) resigned, at the request of the Fund, as the independent registered public accounting firm to the Fund. The Audit Committee of the Fund’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. KPMG’s reports on the Fund’s financial statements for the fiscal periods ended February 28, 2017 and February 29, 2016 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended February 28, 2017 and February 29, 2016 and the subsequent interim period through August 14, 2017, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Fund’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm for the fiscal year ending February 28, 2018. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Fund or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, KPMG. During the Fund’s fiscal periods ended February 28, 2017 and February 29, 2016, and the subsequent interim period through August 14, 2017, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

22	Western Asset SMASh Series TF Fund

Western Asset

SMASh Series TF Fund

Trustees

Elliott J. Berv

Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset SMASh Series TF Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series TF Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/smashfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series TF Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX307368 10/17 SR17-3156

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 25, 2017